MiMoto Smart Mobility S.r.l. – Acquisition (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Apr. 02, 2021	Dec. 31, 2021	Aug. 12, 2021
Restructuring Cost and Reserve [Line Items]
Equity interest	100.00%
Purchase price	$ 12,544
Assuming common stock shares	1,057,740
Cash	$ 168		$ 20,281
Translation adjustment of goodwill		$ 459
Estimated useful life	3 years
Mi Moto [Member]
Restructuring Cost and Reserve [Line Items]
Cash	$ 2,155